Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,342,061.08
Total Fee Amount	875.84
Total Offset Amount	0.00
Net Fee	$ 875.84
Offering Table N/A
Offset Table N/A	N/A